Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	0000720064
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class T
Prospectus:
Trading Symbol	DCATX